Reserves - Movement in foreign currency translation reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reserves
Balance as of beginning	$ 2,394	$ 1,015
Movement during the year	891	1,379
Balance as of ending	$ 3,285	$ 2,394